Condensed Financial Information of the Parent Company (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
GENERAL AND ADMINISTRATIVE EXPENSES	$ (6,685,377)	$ (3,916,736)	$ (1,636,353)
NET LOSS	(3,537,126)	(996,825)	164,811
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	(391,463)	574,628	(208,333)
COMPREHENSIVE LOSS	(3,928,588)	(422,197)	(43,522)
Parent [Member]
GENERAL AND ADMINISTRATIVE EXPENSES	(1,891,213)	(488,334)
EQUITY OF LOSS OF SUBSIDIARY	(1,534,768)	(454,034)	160,905
NET LOSS	(3,425,981)	(942,368)	160,905
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	(364,652)	526,793	(184,509)
COMPREHENSIVE LOSS	$ (3,790,633)	$ (415,575)	$ (23,604)